Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net-operating loss carryforward	$ 1,436,050	$ 1,117,532
Other
Total Deferred Tax Assets	1,436,050	1,117,532
Valuation allowance	(1,436,050)	(1,117,532)
Deferred Tax Asset, Net of Allowance